Description of Plan - Additional Information (Details) - EBP 333		12 Months Ended
	Jan. 01, 2025 h	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 01, 2023
EBP, Description of Plan [Line Items]
EBP, Description, Available [true false]		true
Distribution percentage of outstanding common shares to holders of record				100.00%
Applicable retirement age	73 years
Age description		All non-union, full-time employees of the Company age 18 and older are eligible to participate in the Plan. These employees are eligible to participate in the employer contribution component of the Plan after six months of employment.
Non-union seasonal and part-time employees age description		All non-union seasonal and part-time employees of the Company age 18 and older who have been employed for one year are eligible to participate in the Plan and in the employer contribution component of the Plan
Required hours of service | h	500
Eligibility description	Effective January 1, 2025, in accordance with SECURE 2.0, long-term part-time employees who complete at least 500 hours of service in each of two consecutive 12-month periods (reduced from three consecutive periods) and have attained age 21 are eligible to make Section 401(k) Contributions and Roth 401(k) Contributions. Such employees are not eligible for Regular Employer Contributions or Matching Contributions until satisfying standard eligibility criteria.
Participant contribution, maximum percentage of annual compensation		90.00%
Automatic enrollment designation, percentage of compensation		4.00%
Pre-tax deferral increase, percentage		1.00%
Employer contribution, description		Employer contributions – The Company matches 50 cents per dollar of contributions of the first 4% of Plan participants’ compensation. The Company also makes an employer contribution of 3% of compensation on behalf of eligible participants irrespective of the amounts deferred by such participants. These contributions are made each pay period. As a safe harbor plan, the Company guarantees a minimum contribution of at least 3% of participants’ eligible compensation.
Company matching contribution, percentage		4.00%
Employer contribution, percentage		3.00%
Percentage of contribution to common shares fund		25.00%
Vesting percentage		100.00%
Unallocated account balances		$ 6,134	$ 32,494
Unallocated account balances used to offset fees		64,772	134,441
Ending balances in revenue sharing account		2,333	$ 24,806
Maximum amount, participants may borrow from plan accounts		$ 50,000
Percentage maximum amount, participants may borrow from plan accounts		50.00%
Loan repayment period		5 years
Retirement age, description		Normal retirement age under the Plan is 62, or when the sum of the participant’s age and years of service equals 70. The Plan also provides for early payment of benefits to in-service employees, with certain restrictions, after reaching age 59-1/2.
Disposition of dividends paid on common shares attributable to the employee stock ownership plan feature, description		Effective March 1, 2018, the Plan was amended regarding the disposition of dividends paid on Worthington Enterprises common shares attributable to the employee stock ownership plan feature. Such dividends may be: (a) paid in cash directly to participants; (b) paid to the Plan and subsequently distributed to participants in cash no later than 90 days after the close of the Plan year in which the dividends are paid to the Plan; (c) paid to the Plan and reinvested in Worthington Enterprises common shares; or (d) paid to the Plan and reinvested in accordance with participant’s investment directions for contributions. If a participant fails to make an election, such dividends are to be paid to the Plan and reinvested in Worthington Enterprises common shares.
Worthington Steel Share Fund
EBP, Description of Plan [Line Items]
Percentage of contribution to common shares fund				0.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, maximum percentage of annual compensation		10.00%
Automatic enrollment designation, percentage of compensation		10.00%
Minimum
EBP, Description of Plan [Line Items]
Company matching contribution, percentage		3.00%
Percentage of contribution to common shares fund		25.00%